Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
ASSETS
Cash and due from financial institutions	$ 1,834	$ 1,662
Fed funds sold	5,001
Interest-bearing demand deposits	14,813	12,040
Cash and cash equivalents	21,648	13,702
Time deposits in other financial institutions	247	2,229
Securities available for sale	33	541
Securities held-to-maturity, at amortized cost- approximate fair value of $476 and $611 at June 30, 2021 and 2020, respectively	462	598
Loans held for sale	1,307	667
Loans, net of allowance of $1,622 and $1,488 at June 30, 2021 and 2020, respectively	297,902	285,887
Other real estate owned, net	82	640
Premises and equipment, net	4,697	4,916
Federal Home Loan Bank stock, at cost	6,498	6,498
Accrued interest receivable	694	830
Bank-owned life insurance	2,672	2,594
Goodwill	947	947
Prepaid income taxes	40	135
Prepaid expenses and other assets	834	952
Total assets	338,063	321,136
LIABILITIES AND SHAREHOLDERS’ EQUITY
Deposits	226,843	212,273
Federal Home Loan Bank advances	56,873	54,715
Advances by borrowers for taxes and insurance	838	800
Accrued interest payable	20	27
Deferred income taxes	614	837
Other liabilities	579	573
Total liabilities	285,767	269,225
Commitments and contingencies
Shareholders’ equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued and outstanding
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	34,916	34,981
Retained earnings	20,364	19,932
Unearned employee stock ownership plan (ESOP)	(102)	(289)
Treasury shares at cost, 369,349 and 343,849 common shares at June 30, 2021 and 2020, respectively	(2,968)	(2,801)
Accumulated other comprehensive income		2
Total shareholders’ equity	52,296	51,911
Total liabilities and shareholders’ equity	$ 338,063	$ 321,136